RECEIVABLES (Details 8) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Managed Receivables
Total managed receivables	$ 12,373,149	$ 12,884,569		$ 12,298,451	$ 10,901,963
Principal More Than 30 Days Delinquent		56,928		42,719
Net Credit Loss (Benefit)		12,056		13,462
Comprised of receivable held in portfolio	12,373,149	12,884,569	$ 13,504,713	12,285,234	$ 10,854,596
Sold retail and other notes and finance leases				13,217
Retail and other notes and finance leases
Managed Receivables
Total managed receivables		8,745,923		8,724,927
Principal More Than 30 Days Delinquent		55,700		42,039
Net Credit Loss (Benefit)		11,766		13,898
Wholesale
Managed Receivables
Total managed receivables		4,138,646		3,573,524
Principal More Than 30 Days Delinquent		1,228		680
Net Credit Loss (Benefit)		290		(436)
Comprised of receivable held in portfolio	$ 909,077	$ 984,832		$ 362,870